Financial risk management - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Balance of executed borrowed commitment line	¥ 2,758	¥ 751
Crypto-Asset Service Provider (CASP)
Disclosure of credit risk exposure [line items]
Fixed overhead costs, percent	25.00%
Payment Institution (PI) Licenses
Disclosure of credit risk exposure [line items]
Fixed overhead costs, percent	10.00%